Non-controlling Interests (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Net loss	$ (2,898,510)	$ (9,372,772)	$ (12,159,174)
Total comprehensive loss	(2,903,451)	(9,390,762)	(12,019,355)
Non controlling Interests [Member]
Statement [Line Items]
Revenue	0	0	0
Net loss	(193,317)	(6,278,228)	(4,597,551)
Other comprehensive (loss) income	(5,503)	1,186	15,581
Total comprehensive loss	(198,820)	(6,277,042)	(4,581,970)
Net loss attributable to NCI	(9,478)	(356,571)	0
Net comprehensive loss attributable to NCI	$ (329)	$ 473	$ 0